RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
The sensitivity analysis discussed below reflects the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes. Therefore, the discussion below is not intended to fully reflect Brookfield Renewable’s risk exposure.
(a)Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in market prices.
Brookfield Renewable faces market risk from foreign currency assets and liabilities, the impact of changes in interest rates, and floating rate liabilities. Market risk is managed by funding assets with financial liabilities in the same currency and with similar interest rate characteristics and holding financial contracts, such as interest rate swaps and foreign exchange contracts, to minimize residual exposures. Financial instruments held by Brookfield Renewable that are subject to market risk include borrowings and financial instruments, such as interest rate, currency and commodity contracts. The categories of financial instruments that can give rise to significant variability are described below:
(i)Electricity price risk
Brookfield Renewable aims to sell electricity under long-term contracts to secure stable prices and mitigate its exposure to wholesale markets. Electricity price risk arises from the sale of Brookfield Renewable’s uncontracted generation and is mitigated by entering into short-term energy derivative contracts. Electricity price risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in electricity prices.
The table below summarizes the impact of changes in the market price of electricity as at December 31. The impact is expressed in terms of the effect on net income and OCI. The sensitivities are based on the assumption that the market price changes by 5% with all other variables held constant.
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
5% increase	$(37)	$(13)	$(21)	$(21)	$(16)	$(12)
5% decrease	40	14	8	22	16	12
(1)Amounts represent the potential annual net pretax impact.
(ii)Foreign currency risk
Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by Brookfield Renewable will fluctuate because of changes in foreign currency rates.
Brookfield Renewable has exposure to the Canadian dollar, euro, Brazilian real, Colombian peso, British pound sterling, Indian rupee, Malaysian ringgit, Chinese yuan and Polish złoty through its investments in foreign operations. Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income. Brookfield Renewable holds foreign currency contracts primarily to mitigate this exposure.
The table below summarizes the impact to Brookfield Renewable’s financial instruments of changes in the exchange rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the currency exchange rate changes by five percent with all other variables held constant.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
5% increase	$29	$10	$49	$95	$73	$41
5% decrease	(29)	(7)	(40)	(95)	(72)	(41)
(1)Amounts represent the potential annual net pretax impact.
(iii)Interest rate risk
Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate, because of changes in interest rates.
Brookfield Renewable’s assets largely consist of long duration physical assets. Brookfield Renewable’s financial liabilities consist primarily of long-term fixed-rate debt or variable-rate debt that has been swapped to fixed rates with interest rate financial instruments. Other than tax equity, all other non-derivative financial liabilities are recorded at their amortized cost. Brookfield Renewable also holds interest rate contracts to lock-in fixed rates on certain anticipated future debt issuances.
Brookfield Renewable will enter into interest rate swaps designed to minimize the exposure to interest rate fluctuations on its variable-rate debt. Fluctuations in interest rates could impact Brookfield Renewable’s cash flows, primarily with respect to the interest payable against Brookfield Renewable’s variable rate debt, which is limited to certain non-recourse borrowings with a total principal value of $6,758 million (2020: $5,960 million). Of this principal value, $3,493 million (2020: $3,465 million) has been fixed through the use of interest rate contracts. The fair values of the recognized asset and liability for the interest rate swaps were calculated using a valuation model with observable interest rates.
The table below summarizes the impact of changes in the interest rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the interest rate changes by 1% with all other variables held constant.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
1% increase	$15	$37	$37	$114	$122	$69
1% decrease	(16)	(38)	(38)	(124)	(129)	(69)
(1)Amounts represent the potential annual net pretax impact.
(b)Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. Brookfield Renewable’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding energy contracts, interest rate swaps, forward foreign exchange contracts and physical electricity transactions.
Brookfield Renewable minimizes credit risk with counterparties through the selection, monitoring and diversification of counterparties, and the use of standard trading contracts, and other credit risk mitigation techniques. In addition, Brookfield Renewable’s power purchase agreements are reviewed regularly and the majority are with customers having long standing credit histories or investment grade ratings, which limit the risk of non-collection. See Note 23 – Trade receivables and other current assets, for additional details regarding Brookfield Renewable’s trade receivables balance.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2021	2020
Trade receivables and other short-term receivables	$807	$792
Long-term receivables	216	108
Financial instrument assets(1)	127	139
Due from related parties(1)	177	56
Contract asset(1)	445	455
	$1,772	$1,550
(1)Includes both the current and long-term amounts.
(c)Liquidity risk
Liquidity risk is the risk that Brookfield Renewable cannot meet a demand for cash or fund an obligation when due. Liquidity risk is mitigated by Brookfield Renewable’s cash and cash equivalent balances and its access to undrawn credit facilities. Details of the available portion of credit facilities are included in Note 14 – Borrowings. Brookfield Renewable also ensures that it has access to public capital markets and maintains a strong investment grade credit rating.
Brookfield Renewable is also subject to the risk associated with debt financing. This risk is mitigated by the long-term duration of debt instruments and the staggered maturity dates over an extended period of time.
CASH OBLIGATIONS
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2021 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$779	$—	$—	$779
Financial instrument liabilities(1)(2)	400	358	207	965
Due to related parties	164	34	—	198
Other long-term liabilities – concession payments	1	6	13	20
Lease liabilities(1)	30	129	305	464
Corporate borrowings(1)	—	317	1,839	2,156
Non-recourse borrowings(1)	1,818	6,926	10,608	19,352
Interest payable on borrowings(3)	912	2,989	3,987	7,888
Total	$4,104	$10,759	$16,959	$31,822

AS AT DECEMBER 31, 2020 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$625	$—	$—	$625
Financial instrument liabilities(1)(2)	283	513	155	951
Due to related parties	506	11	—	517
Other long-term liabilities – concession payments	1	5	12	18
Lease liabilities(1)	33	112	294	439
Corporate borrowings(1)	3	314	1,826	2,143
Non-recourse borrowings(1)	1,141	5,214	9,651	16,006
Interest payable on borrowings(3)	824	2,682	2,827	6,333
Total	$3,416	$8,851	$14,765	$27,032
(1)Includes both the current and long-term amounts.
(2)Includes tax equity liabilities that will be partially settled by the delivery of non-cash tax attributes.
(3)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2021	2020
Assets measured at fair value:
Cash and cash equivalents	$764	$—	$—	$764	$431
Restricted cash(1)	312	—	—	312	283
Financial instrument assets(1)
Energy derivative contracts	—	34	21	55	135
Interest rate swaps	—	40	—	40	—
Foreign exchange swaps	—	32	—	32	4
Investments in debt and equity securities(2)	—	95	100	195	175
Property, plant and equipment	—	—	49,432	49,432	44,590
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(184)	(42)	(226)	(33)
Interest rate swaps	—	(228)	—	(228)	(422)
Foreign exchange swaps	—	(56)	—	(56)	(94)
Tax equity	—	—	(455)	(455)	(402)
Contingent consideration(3)	—	—	(3)	(3)	(1)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,334)	—	—	(2,334)	(2,448)
Non-recourse borrowings(1)	(2,405)	(18,030)	—	(20,435)	(17,991)
Total	$(3,663)	$(18,297)	$49,053	$27,093	$24,227
(1)Includes both the current amount and long-term amount.
(2)Excludes nil (2020: $155 million) of investments in debt securities that are measured at amortized cost.
(3)Amount relates to business combination completed in 2021 with obligations lapsing from 2022 to 2027.
There were no transfers between levels during the year ended December 31, 2021.
Financial instruments disclosures
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

		2021		2020
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$55	$226	$(171)	$102
Interest rate swaps	40	228	(188)	(422)
Foreign exchange swaps	32	56	(24)	(90)
Investments in debt and equity securities	195	—	195	330
Tax equity	—	455	(455)	(402)
Total	322	965	(643)	(482)
Less: current portion	60	400	(340)	(221)
Long-term portion	$262	$565	$(303)	$(261)
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2021	2020
Balance, beginning of year		$(482)	$(413)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) gain through income on tax equity	(a)	(21)	(12)
Unrealized (loss) gain through OCI on investments in equity securities	(b)	3	(1)
Unrealized (loss) through income on energy derivative contracts	(c)	(124)	(28)
Unrealized (loss) through OCI on energy derivative contracts	(c)	(148)	(4)
Unrealized gain (loss) through income on interest rate swaps	(d)	72	(28)
Unrealized gain (loss) through OCI on interest rate swaps	(d)	96	(57)
Unrealized gain (loss) through income on foreign exchange swaps	(e)	102	126
Unrealized gain (loss) through OCI on foreign exchange swaps	(e)	8	(40)
Acquisitions, settlements and other		(149)	(25)
Balance, end of year		$(643)	$(482)

Financial instrument liabilities designated at fair value through profit and loss
Tax equity	(a)	$(455)	$(402)

Financial instrument assets designated at fair value through OCI
Investments in equity securities	(b)	$195	$175

Financial instrument assets designated at amortized cost
Investments in debt securities	(b)	$—	$155

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(c)	$42	$78
Interest rate swaps	(d)	18	—
Foreign exchange swaps	(e)	2	4
		$62	$82

Derivative assets designated as hedging instruments:
Energy derivative contracts	(c)	$13	$57
Interest rate swaps	(d)	22	—
Foreign exchange swaps	(e)	30	—
		$65	$57

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(c)	$(130)	$(32)
Interest rate swaps	(d)	(111)	(183)
Foreign exchange swaps	(e)	(8)	(23)
		$(249)	$(238)

Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(c)	$(96)	$(1)
Interest rate swaps	(d)	(117)	(239)
Foreign exchange swaps	(e)	(48)	(71)
		$(261)	$(311)

Total financial instruments, net		$(643)	$(482)
(a)Tax equity
Brookfield Renewable owns and operates certain projects in the United States under tax equity structures to finance the construction of solar and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.
Gains or losses on the tax equity liabilities are recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).
(b)Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities are classified as FVOCI and amortized cost. Refer to Note 1(k) – Basis of preparation and significant accounting policies – Financial instruments.
(c)Energy derivative contracts
Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable’s consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the energy derivative contracts match the terms of the expected highly probable forecast transactions (i.e. notional amount and expected payment date). Brookfield Renewable has established a hedge ratio of 1:1 for the hedging relationships. To measure the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks. The hedge ineffectiveness can arise from different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
For the year ended December 31, 2021, gains of $25 million relating to energy derivative contracts were realized and reclassified from OCI to the consolidated statements of income (loss) (2020: $55 million and 2019: $9 million).
Based on market prices as of December 31, 2021, unrealized losses of $72 million (2020: $19 million gain and 2019: $22 million gain) recorded in accumulated other comprehensive income (“AOCI”) on energy derivative contracts are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market prices.
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(83)	56
Notional amount – millions of U.S. dollars	351	376
Notional amount – GWh	10,022	11,478
Weighted average hedged rate for the year ($/MWh)	35	33
Maturity dates	2022 - 2027	2021 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(124)	17
Change in value of hedged item used to determine hedge effectiveness	117	(19)
There is $7 million of hedge ineffectiveness losses recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) related to energy derivative contracts (cash flow hedges) for the year ended December 31, 2021 (2020: $2 million loss and 2019: nil).
(d)Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable-rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the consolidated financial statements at fair value.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate hedges match the terms of the respective fixed-rate debt (i.e., notional amount, maturity, payment and reset dates). Brookfield Renewable established a hedge ratio of 1:1 for the hedging relationships. To measure the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares the changes in the fair value of the hedging instrument against the changes in fair value of the hedged items attributable to the hedged risk.
The hedge ineffectiveness can arise from:
•Different interest rate curves being applied to discount the hedged item and hedging instrument
•Differences in timing of cash flows of the hedged item and hedging instrument
•The counterparties’ credit risk having an asymmetrical impact on the fair value movements of the hedging instrument and hedged item
At December 31, 2021, agreements with a total notional exposure of $3,437 million were outstanding (2020: $3,748 million) including $789 million (2020: $962 million) associated with agreements that are not formally designated as hedging instruments. The weighted-average fixed interest rate resulting from these agreements is 1.5% (2020: 3%).
For the year ended December 31, 2021, net movements relating to cash flow hedges realized and reclassified from OCI to interest expense in the consolidated statements of income (loss) were $18 million losses (2020: $12 million losses and 2019: $22 million losses).
Based on market prices as of December 31, 2021, unrealized losses of $41 million (2020: $34 million and 2019: $15 million) recorded in AOCI on interest rate swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(95)	(239)
Notional amount – $	558	546
Notional amount – C$(1)	377	342
Notional amount – €(1)	1,572	1,279
Notional amount – COP(1)	141	619
Maturity dates	2022 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	80	(56)
Change in value of hedged item used to determine hedge effectiveness	(97)	59
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2021 foreign currency spot rate.
The hedge ineffectiveness loss recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) related to interest rate contracts (cash flow hedges) for the year ended December 31, 2021 was $17 million losses (2020: $2 million and 2019: $1 million).
(e)Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
There is an economic relationship between the hedged item and the hedging instrument as the net investment or anticipated foreign currency transaction creates a translation risk that will match the respective hedging instrument. Brookfield Renewable established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
Certain Brookfield subsidiaries that Brookfield Renewable controls, through a voting agreement, have entered into Master Hedge Agreements appointing Brookfield as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in foreign exchange. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred in connection with the these derivative transactions. Substantially all of Brookfield Renewable’s foreign exchange swaps are entered into pursuant to a Master Hedge Agreement.
At December 31, 2021, agreements with a total notional exposure of $2,701 million were outstanding (2020: $1,355 million) including $561 million (2020: $104 million) associated with agreements that are not formally designated as hedging instruments.
There are no unrealized gains or losses recorded in AOCI on foreign exchange swaps that are expected to be settled or reclassified into income in the next twelve months (2020: nil and 2019: nil). The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(18)	(71)
Notional amount for hedges of the Colombian Peso(1)	676	20
Notional amount for hedges of the euro(1)	571	412
Notional amount for hedges of the British pounds sterling(1)	125	212
Notional amount for hedges of the Chinese yuan(1)	427	294
Notional amount for hedges of the Indian rupee(1)	260	230
Notional amount for hedges of the Brazilian real(1)	75	73
Notional amount for hedges of other currencies(1)	6	30
Maturity date	2022 - 2023	2021 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	3,925	3,728
€/$ foreign exchange forward contracts	0.87	0.87
£/$ foreign exchange forward contracts	0.76	0.81
CNY/$ foreign exchange forward contracts	7.18	7.14
INR/$ foreign exchange forward contracts	78	76
BRL/$ foreign exchange forward contracts	5.73	5.38
(1)Notional amounts expressed in millions of U.S. dollars
The following table presents a reconciliation of the limited partners’ equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2019	$(32)	$12	$(700)
Effective portion of changes in fair value arising from:
Energy derivative contracts	1	—	—
Interest rate swaps	(3)	—	—
Foreign exchange swaps	—	—	(6)
Amount reclassified to profit or loss	(7)	—	—
Foreign currency revaluation of designated borrowings	—	—	(34)
Foreign currency revaluation of net foreign operations	—	—	(208)
Valuation of investments in equity securities designated FVOCI	—	4	—
Tax effect	3	1	(1)
Special distribution/TERP acquisition	1	(13)	280
Other	(2)	(1)	(51)
Balance, as at December 31, 2020	$(39)	$3	$(720)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(38)	—	—
Interest rate swaps	27	—	—
Foreign exchange swaps	—	—	2
Amount reclassified to profit or loss	(3)	—	—
Foreign currency revaluation of designated borrowings	—	—	(17)
Foreign currency revaluation of net foreign operations	—	—	(104)
Valuation of investments in equity securities designated FVOCI	—	1	—
Tax effect	3	—	3
Other	2	—	(6)
Balance, as at December 31, 2021	$(48)	$4	$(842)